SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

NOTE 13 – SHORT-TERM BANK LOAN

Short-term bank loan consists of the following:

	December 31,	December 31,
	2022	2021
Short-term bank loan
China Construction Bank	$20,784	-
Total short-term bank loan	$20,784	-

The following table summarizes the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of unsecured short-term bank loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
For the year ended December 31, 2022	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 27, 2022	April 27, 2023	143,353	$20,784	4.70%
Total unsecured short-term bank loan			143,353	$20,784